Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,625,000
Previously Paid Amount	0.00
Total Fee Amount	500.61
Total Offset Amount	0.00
Net Fee	500.61
Narrative - Max Aggregate Offering Price	$ 3,625,000
Final Prospectus	true